ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Estimates And Judgments [Line Items]
Deferred income	$ 2,009,242	$ 1,574,145
Probable change in deferred revenue, one percentage point	10,150	7,453
Registered Fleet
Accounting Estimates And Judgments [Line Items]
Probable change in deferred revenue, one percentage point	111,000
LATAM Pass Loyalty Program
Accounting Estimates And Judgments [Line Items]
Deferred income	1,099,580	1,120,565
Probable change in deferred revenue, one percentage point	31,510	29,571
LATAM Pass Brazil Loyalty Program
Accounting Estimates And Judgments [Line Items]
Deferred income	179,151	140,486
Probable change in deferred revenue, one percentage point	$ 5,125	$ 3,772